Derivative Instruments - Carrying Amount and Cumulative Basis Adjustment for Fair Value Hedges (Details) - USD ($) $ in Millions		Oct. 03, 2020	Sep. 28, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Fair Value Hedge	[1]	$ 16,982	$ 10,683
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	[1]	509	31
Current Portion of Borrowings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Fair Value Hedge		753	1,121
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)		4	(3)
Long-term Portion of Borrowings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Fair Value Hedge		16,229	9,562
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)		$ 505	$ 34

[1]	Includes $34 million and $37 million of gains on terminated interest rate swaps as of October 3, 2020 and September 28, 2019, respectively.